Trade Payables - Summary of the carrying amount of liabilities that are part of supplier finance arrangements (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Presented within trade payables
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	€ 873	€ 808
Of which suppliers have received payment
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	€ 817	€ 708